FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 30,573,634		$ 25,674,195
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,573,634		25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	29,909,988	[1]	25,092,666	[2]
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,232,807	[3]	9,250,227
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	9,652,570	[4]	7,519,951
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,737,887		3,407,723
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,564,111		3,214,491
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,722,613	[5]	1,700,274	[6]
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	632,732		543,210
Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,914	[1]	38,319	[7]
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	17,020,038	[1]	12,096,407	[2]
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,895,126	[3]	6,274,400
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,925,175	[4]	4,725,605
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	249,837		237,234
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	170,731		84,990
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	779,169	[5]	774,178	[6]
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	193,649		98,853
Fair value through profit or loss | Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,914	[1]	38,319	[7]
Fair Value through other comprehensive income, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,350,499	[1]	6,148,177	[2]
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,741,944	[3]	2,437,996
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,578,915	[4]	2,725,722
Fair Value through other comprehensive income, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	664,975		611,153
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	364,665	[5]	373,306	[6]
Fair Value through other comprehensive income, net | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	439,083		444,357
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,539,451	[1]	6,848,082	[2]
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	595,737	[3]	537,831
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	148,480	[4]	68,624
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,823,075		2,559,336
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,393,380		3,129,501
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 578,779	[5]	$ 552,790	[6]

[1]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[2]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[3]	The increase in securities measured at fair value through profit or loss is mostly in Bancolombia S.A. and Banistmo S.A. to bonds issued by the United States and the decrease in securities measured at fair value through OCI corresponds mainly in Banistmo S.A. and Grupo Agromercantil Holding S.A. to maturity of bonds issued by the United States.
[4]	The increase in securities measured at fair value through profit or loss corresponds mainly in Bancolombia S.A. to Treasury securities (TES).
[5]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 81,766. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.
[6]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 84,301. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.
[7]	Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A